Organization and Principal Activities (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2022	Sep. 06, 2018	Aug. 06, 2018
Organization and Principal Activities (Details) [Line Items]
Organization and principal activities, description	According to the Exclusive Option Agreement, the purchase price to be paid by the Company to Mr. Yu Haifeng will be amounts permitted by applicable PRC Law at the time when such share transfer occurs. The Exclusive Option Agreement became effective on September 6, 2018 and will remain effective permanently.
Ms. Yang Yuanfen’s [Member]
Organization and Principal Activities (Details) [Line Items]
Equity interest percentage	0.96%	0.96%
Mr. Yu Haifeng [Member]
Organization and Principal Activities (Details) [Line Items]
Equity interest percentage		99.04%
WFOE [Member]
Organization and Principal Activities (Details) [Line Items]
Equity interest percentage		0.96%
Maximum [Member]
Organization and Principal Activities (Details) [Line Items]
Investable assets (in Yuan Renminbi)			¥ 30
Minimum [Member]
Organization and Principal Activities (Details) [Line Items]
Investable assets (in Yuan Renminbi)			¥ 600